Transactions with Related Parties (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) RelatedParties Directors	Dec. 31, 2016 USD ($) RelatedParties Directors	Dec. 31, 2015 USD ($) RelatedParties Directors
Transactions With Related Parties
Management and consulting fees (including bonuses) (1)	$ 505	$ 322	$ 290
Other expenses and share-based payment (1)	79	158	65
Patent expenses	234	198	207
Directors' fee and share-based payment (2)	$ 171	$ 134	$ 148
(1) Number of related parties | RelatedParties	1	1	1
(2) Number of directors | Directors	5	5	5